Securitizations and Other Variable Interest Entities - Home Equity Loans (Details) (USD $)										12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008		Dec. 31, 2011 Consolidated VIEs [Member]	Dec. 31, 2010 Consolidated VIEs [Member]	Dec. 31, 2011 Home Equity [Member]		Dec. 31, 2010 Home Equity [Member]		Dec. 31, 2011 Home Equity [Member] Consolidated VIEs [Member]		Dec. 31, 2010 Home Equity [Member] Consolidated VIEs [Member]		Dec. 31, 2011 Home Equity [Member] Unconsolidated VIEs [Member]		Dec. 31, 2010 Home Equity [Member] Unconsolidated VIEs [Member]		Dec. 31, 2011 Senior Debt Securities [Member] Home Equity [Member]	Dec. 31, 2010 Senior Debt Securities [Member] Home Equity [Member]	Dec. 31, 2011 Subordinated Debt Securities [Member] Home Equity [Member]	Dec. 31, 2010 Subordinated Debt Securities [Member] Home Equity [Member]
Variable Interest Entity [Line Items]
Collection reinvested in revolving period securitizations										$ 0		$ 21,000,000
Maximum loss exposure										10,235,000,000	[1]	12,324,000,000	[1]	2,672,000,000	[1]	3,192,000,000	[1]	7,563,000,000	[1]	9,132,000,000	[1]
On Balance Sheet Assets [Abstract]
Trading account assets										5,000,000	[2],[3]	209,000,000	[2],[3]	0	[2],[3]	0	[2],[3]	5,000,000	[2],[3]	209,000,000	[2],[3]	3,000,000	204,000,000	2,000,000	5,000,000
AFS Debt Securities	276,151,000,000		337,627,000,000					0	2,601,000,000	13,000,000	[2],[4]	35,000,000	[2],[4]	0	[2],[4]	0	[2],[4]	13,000,000	[2],[4]	35,000,000	[2],[4]
Loans and leases	926,200,000,000		940,440,000,000					140,194,000,000	145,469,000,000	2,975,000,000		3,529,000,000		2,975,000,000		3,529,000,000		0		0				13,000,000	35,000,000
Allowance for Loan and Lease Losses	(33,783,000,000)		(41,885,000,000)		(37,200,000,000)	(23,071,000,000)	[5]	(5,066,000,000)	(8,935,000,000)	(303,000,000)		(337,000,000)		(303,000,000)		(337,000,000)		0		0
Total assets	2,129,046,000,000	[6]	2,264,909,000,000	[6]				151,761,000,000	169,828,000,000	2,690,000,000		3,436,000,000		2,672,000,000		3,192,000,000		18,000,000		244,000,000
On Balance Sheet Liabilities [Abstract]
Long-term Debt	372,265,000,000		448,431,000,000					49,054,000,000	71,013,000,000	3,081,000,000		3,635,000,000		3,081,000,000		3,635,000,000		0		0
Other Liabilities								1,116,000,000	9,141,000,000	66,000,000		23,000,000		66,000,000		23,000,000		0		0
Total liabilities	1,898,945,000,000		2,036,661,000,000					55,947,000,000	86,896,000,000	3,147,000,000		3,658,000,000		3,147,000,000		3,658,000,000		0		0
Principal balance outstanding										17,397,000,000		23,624,000,000		2,975,000,000		3,529,000,000		14,422,000,000		20,095,000,000
In Text Details [Abstract]
Trust certificates outstanding										10,700,000,000		12,500,000,000
Remaining Borrowing Capacity On Home Equity Line	460,000,000		639,000,000
Reserve For Losses For Home Equity Securitizations										69,000,000		131,000,000
Servicing Fees, Net										$ 62,000,000		$ 79,000,000

[1]	For unconsolidated VIEs, the maximum loss exposure includes outstanding trust certificates issued by trusts in rapid amortization, net of recorded reserves, and excludes the liability for representations and warranties obligations and corporate guarantees.
[2]	As a holder of these securities, the Corporation receives scheduled principal and interest payments. During 2011 and 2010, there were no OTTI losses recorded on those securities classified as AFS debt securities.
[3]	At December 31, 2011 and 2010, $3 million and $204 million of the debt securities classified as trading account assets were senior securities and $2 million and $5 million were subordinate securities.
[4]	At December 31, 2011 and 2010, $13 million and $35 million were subordinate debt securities.
[5]	The 2010 balance includes $10.8 billion of allowance for loan and lease losses related to the adoption of new consolidation guidance. This includes $573 million for the home loans portfolio segment and $10.2 billion for the credit card and other consumer portfolio segment.
[6]	Total assets include long-lived assets, which are primarily located in the U.S.